Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accounts Payable Abstract
Employees and payroll accruals	$ 492	$ 603
Accrued expenses	283	302
Other accounts payable	$ 775	$ 905